Shareholder Report, Average Annual Return (Details) 192381_Amplify Junior Silver Miners ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Junior Silver Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Junior Silver Miners ETF NAV
Average Annual Return, Percent	92.77%	12.87%	17.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%